Average Annual Total Returns - FidelityMassachusettsMunicipalIncomeandMunicipalMoneyMarketFund-RetailComboPRO - FidelityMassachusettsMunicipalIncomeandMunicipalMoneyMarketFund-RetailComboPRO - Fidelity Massachusetts Municipal Income Fund
Mar. 30, 2024
Fidelity Massachusetts Municipal Income Fund | Return Before Taxes
Average Annual Return:
Past 1 year	5.75%
Past 5 years	1.76%
Past 10 years	2.73%
Fidelity Massachusetts Municipal Income Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	5.75%
Past 5 years	1.72%
Past 10 years	2.65%
Fidelity Massachusetts Municipal Income Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	4.44%
Past 5 years	1.90%
Past 10 years	2.74%
LB015
Average Annual Return:
Past 1 year	6.40%
Past 5 years	2.25%
Past 10 years	3.03%
IXYHY
Average Annual Return:
Past 1 year	5.57%
Past 5 years	1.94%
Past 10 years	2.95%